Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows used in operating activities
Net loss	$ (108,922)	$ (175,644)
Adjustments for:
Depreciation and amortization	84,785	72,420
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	12,252	75,213
Impairment on goodwill		17,900
Net financial expenses (income)	37,194	(90,966)
Digital assets earned	(141,306)	(138,985)
Realized loss on disposition of digital assets		150,810
Reversal of revaluation loss on digital assets	(2,695)	(2,166)
Share-based payment	10,915	21,788
Income tax recovery	(401)	(17,412)
Loss on disposition of property, plant and equipment	1,778	1,277
Interest and financial expenses paid	(12,136)	(17,724)
Income taxes refunded (paid)	11,590	(14,957)
Changes in non-cash working capital components	1,235	(3,978)
Net change in cash related to operating activities	(105,711)	(122,424)
Cash flows from investing activities
Proceeds from sale of digital assets	129,309	158,674
Purchase of property, plant and equipment	(48,436)	(153,138)
Proceeds from sale of property, plant and equipment	3,111	10,500
Purchase of marketable securities	(36,262)	(150,730)
Proceeds from disposition of marketable securities	48,507	202,379
Acquisitions of assets	(2,394)
Purchase of digital assets		(43,237)
Proceeds from sale of digital assets purchased		21,055
Equipment and construction prepayments	(22,869)	(41,840)
Net change in cash related to investing activities	70,966	3,663
Cash flows from financing activities
Issuance of common shares and warrants	109,074	54,086
Repayment of long-term debt	(30,545)	(31,221)
Proceeds from long-term debt		67,201
Repayment of lease liabilities	(3,634)	(6,077)
Exercise of stock options and warrants	12,983	21
Proceeds from credit facility		40,000
Repayment of credit facility		(100,000)
Net change in cash related to financing activities	87,878	24,010
Net increase (decrease) in cash	53,133	(94,751)
Cash, beginning of the year	30,887	125,595
Exchange rate differences on currency translation	18	43
Cash, end of the year	$ 84,038	$ 30,887